Significant Accounting Policies - Recent Accounting Pronouncements, Vessels Held for Sale (Details) $ in Thousands	Apr. 25, 2024 USD ($) Vessel	Dec. 31, 2024 Vessel	Dec. 31, 2023 Vessel
Vessels [Abstract]
Number of vessels classified as held for sale | Vessel	1	0	0
M/V Baltimore [Member]
Vessels [Abstract]
Impairment loss | $	$ 1,087